Provisions - Movement in Dismantling of asset and Other Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 2,574
Other provisions at end of period	2,189	€ 2,574
Other provisions
Disclosure of other provisions [line items]
Other provisions at beginning of period	2,574	2,630
Additions	611	809
Retirements/amount applied	(702)	(805)
Transfers	(60)	(16)
Translation differences and other	(234)	(44)
Other provisions at end of period	2,189	2,574
Dismantling of assets
Disclosure of other provisions [line items]
Other provisions at beginning of period	522	528
Additions	38	54
Accretion	43	23
Retirements/amount applied	(48)	(67)
Transfers	4	14
Business combinations	1
Translation differences and other	(25)	(30)
Other provisions at end of period	€ 535	€ 522